Financial Instruments - Summary of Contractual Maturities of Financial Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Contractual Maturities Of Financial Assets And Financial Liabilities [Line Items]
Total financial assets	$ 80,848	$ 136,498
Total financial liabilities	1,951,502	1,593,972
Non-interest bearing
Disclosure Of Contractual Maturities Of Financial Assets And Financial Liabilities [Line Items]
Total financial liabilities	142,436	112,350
Fixed-interest bearing - Borrowings
Disclosure Of Contractual Maturities Of Financial Assets And Financial Liabilities [Line Items]
Total financial liabilities	1,167,494	1,008,986
Derivative liabilities
Disclosure Of Contractual Maturities Of Financial Assets And Financial Liabilities [Line Items]
Total financial liabilities	520,553	380,232
Variable-interest bearing - Borrowings
Disclosure Of Contractual Maturities Of Financial Assets And Financial Liabilities [Line Items]
Total financial liabilities	121,019	92,404
Non-interest bearing
Disclosure Of Contractual Maturities Of Financial Assets And Financial Liabilities [Line Items]
Total financial assets	43,223	40,400
Variable-interest bearing
Disclosure Of Contractual Maturities Of Financial Assets And Financial Liabilities [Line Items]
Total financial assets	37,625	96,098
Within one year
Disclosure Of Contractual Maturities Of Financial Assets And Financial Liabilities [Line Items]
Total financial assets	54,380	106,827
Total financial liabilities	253,740	175,382
Within one year | Non-interest bearing
Disclosure Of Contractual Maturities Of Financial Assets And Financial Liabilities [Line Items]
Total financial liabilities	142,436	104,366
Within one year | Fixed-interest bearing - Borrowings
Disclosure Of Contractual Maturities Of Financial Assets And Financial Liabilities [Line Items]
Total financial liabilities	66,309	45,757
Within one year | Derivative liabilities
Disclosure Of Contractual Maturities Of Financial Assets And Financial Liabilities [Line Items]
Total financial liabilities	0	0
Within one year | Variable-interest bearing - Borrowings
Disclosure Of Contractual Maturities Of Financial Assets And Financial Liabilities [Line Items]
Total financial liabilities	44,995	25,259
Within one year | Non-interest bearing
Disclosure Of Contractual Maturities Of Financial Assets And Financial Liabilities [Line Items]
Total financial assets	43,223	40,400
Within one year | Variable-interest bearing
Disclosure Of Contractual Maturities Of Financial Assets And Financial Liabilities [Line Items]
Total financial assets	11,157	66,427
One to two years
Disclosure Of Contractual Maturities Of Financial Assets And Financial Liabilities [Line Items]
Total financial assets	0	0
Total financial liabilities	1,631,936	74,344
One to two years | Non-interest bearing
Disclosure Of Contractual Maturities Of Financial Assets And Financial Liabilities [Line Items]
Total financial liabilities	0	0
One to two years | Fixed-interest bearing - Borrowings
Disclosure Of Contractual Maturities Of Financial Assets And Financial Liabilities [Line Items]
Total financial liabilities	1,101,185	66,308
One to two years | Derivative liabilities
Disclosure Of Contractual Maturities Of Financial Assets And Financial Liabilities [Line Items]
Total financial liabilities	520,553	0
One to two years | Variable-interest bearing - Borrowings
Disclosure Of Contractual Maturities Of Financial Assets And Financial Liabilities [Line Items]
Total financial liabilities	10,198	8,036
One to two years | Non-interest bearing
Disclosure Of Contractual Maturities Of Financial Assets And Financial Liabilities [Line Items]
Total financial assets	0	0
One to two years | Variable-interest bearing
Disclosure Of Contractual Maturities Of Financial Assets And Financial Liabilities [Line Items]
Total financial assets	0	0
Thereafter
Disclosure Of Contractual Maturities Of Financial Assets And Financial Liabilities [Line Items]
Total financial assets	26,468	29,671
Total financial liabilities	65,826	1,344,246
Thereafter | Non-interest bearing
Disclosure Of Contractual Maturities Of Financial Assets And Financial Liabilities [Line Items]
Total financial liabilities	0	7,984
Thereafter | Fixed-interest bearing - Borrowings
Disclosure Of Contractual Maturities Of Financial Assets And Financial Liabilities [Line Items]
Total financial liabilities	0	896,921
Thereafter | Derivative liabilities
Disclosure Of Contractual Maturities Of Financial Assets And Financial Liabilities [Line Items]
Total financial liabilities	0	380,232
Thereafter | Variable-interest bearing - Borrowings
Disclosure Of Contractual Maturities Of Financial Assets And Financial Liabilities [Line Items]
Total financial liabilities	65,826	59,109
Thereafter | Non-interest bearing
Disclosure Of Contractual Maturities Of Financial Assets And Financial Liabilities [Line Items]
Total financial assets	0	0
Thereafter | Variable-interest bearing
Disclosure Of Contractual Maturities Of Financial Assets And Financial Liabilities [Line Items]
Total financial assets	$ 26,468	$ 29,671